Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 1,759,709	$ 21,871,082	$ 1,249,116
Short-term deposits, classified as cash equivalents	$ 38,199,492	$ 15,272,677	$ 1,769,953
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Earning interest	2.25%
Top of range [member]
IfrsStatementLineItems [Line Items]
Earning interest	3.24%
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership interest acquired	24.80%